Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Schedule of Investments [Line Items]
Equity method investments	¥ 493,573	¥ 460,025
Investments held by consolidated investment companies	60,728	55,321
Total	¥ 554,301	¥ 515,346